Business acquisitions and dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Summary of fair value of consideration paid and fair value assigned to each major class of assets and liabilities
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	1,339
Issuance of 27.6 million BCE common shares (1)	1,594
Total cost to be allocated	2,933
Trade and other receivables	91
Other non-cash working capital (6)	(121)
Assets held for sale (2)	302
Property, plant and equipment	978
Finite-life intangible assets (3) (6)	929
Indefinite-life intangible assets (4)	280
Deferred tax assets	32
Other non-current assets (6)	137
Debt due within one year	(251)
Long-term debt	(721)
Other non-current liabilities (6)	(50)
1,606
Cash and cash equivalents	(16)
Fair value of net assets acquired	1,590
Goodwill (5)	1,343

(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists of finite-life and indefinite-life intangible assets recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Indefinite-life intangible assets of $228 million and $52 million were allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.
(5) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. Goodwill arising from the transaction of $677 million and $666 million was allocated to our Bell Wireless and Bell Wireline groups of CGUs, respectively.
(6) Reflects the impact of the retrospective adoption of IFRS 15 on January 1, 2018. See Note 34, Adoption of IFRS 15, for additional details.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	161
Total cost to be allocated	161
Trade and other receivables	11
Other non-cash working capital	(4)
Property, plant and equipment	13
Finite-life intangible assets	6
Indefinite-life intangible assets	76
Deferred tax liabilities	(20)
Other non-current liabilities	(1)
81
Cash and cash equivalents	1
Fair value of net assets acquired	82
Goodwill (1)	79
(1) Goodwill arises principally from the assembled workforce, expected synergies and future growth. Goodwill is not deductible for tax purposes. The goodwill arising from the transaction was allocated to our Bell Media group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	181
Issuance of 22,531 BCE common shares (1)	1
Total cost to be allocated	182
Assets held for sale (2)	68
Other non-cash working capital	(5)
Property, plant and equipment	8
Finite-life intangible assets (3)	34
Indefinite-life intangible assets	1
Other non-current assets	1
Deferred tax liabilities	(7)
100
Cash and cash equivalents	4
Fair value of net assets acquired	104
Goodwill (4)	78
(1) Recorded at fair value based on the market price of BCE common shares on the acquisition date.
(2) Consists mainly of customer relationships recorded at fair value less costs to sell.
(3) Consists mainly of customer relationships.
(4) Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

TOTAL
Cash consideration	155
Total cost to be allocated	155
Trade and other receivables	6
Other non-cash working capital	(9)
Property, plant and equipment	64
Finite-life intangible assets	19
Other non-current liabilities	(8)
72
Cash and cash equivalents	3
Fair value of net assets acquired	75
Goodwill (1)	80
(1) Goodwill arises principally from expected synergies and is not deductible for tax purposes. Goodwill arising from the transaction was allocated to our Bell Wireline group of CGUs.